Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046

713 626 1919
www.invesco.com/us

October 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

CIK 0001112996

Invesco Short Duration High Yield Municipal Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectuses for the Fund as filed pursuant to Rule 497(c) under the 1933 Act on September 30, 2015 (Accession Number: 0001193125-15-333774).

Please direct any comments or questions to the undersigned or contact me at (713) 214-1968.

Very truly yours,

/s/ Stephen Rimes

Stephen Rimes

Assistant General Counsel